Stockholders? Equity - Warrants (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Warrants
Exercise of warrants	$ 0	$ 0	$ 0	$ 0
Warrants to purchase	1,014,204		1,014,204		1,014,204	978,204